Net Assets and Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Net Assets
The following table presents the net assets of the Plan as of December 31, 2025 and 2024.

	2025	2024
Investments, at fair value
Common Stock
Murphy Oil Corporation	$18,799,163	$16,020,919
Murphy USA Inc.	6,270,694	9,664,391
Total common stock	25,069,857	25,685,310
Common/collective trust	16,727,821	16,752,607
Self-directed brokerage fund	5,171,145	1,776,956
Mutual funds	206,687,735	169,796,520
Notes receivable from participants	2,366,554	2,205,448
Participant contributions receivable	—	252,679
Employer contributions receivable	—	213,856
Net assets	$256,023,112	$216,683,376